American Century Investments®
Quarterly Portfolio Holdings
American Century® U.S. Quality Growth ETF (QGRO)
November 30, 2024

U.S. Quality Growth ETF - Schedule of Investments
NOVEMBER 30, 2024 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.6%
Aerospace and Defense — 2.3%
Axon Enterprise, Inc.(1)	2,769	1,791,432
General Electric Co.	34,842	6,346,819
Howmet Aerospace, Inc.	118,315	14,006,129
Leonardo DRS, Inc.(1)	48,775	1,695,907
Lockheed Martin Corp.	1,673	885,703
		24,725,990
Automobiles — 0.2%
Tesla, Inc.(1)	5,381	1,857,306
Banks — 0.2%
Wells Fargo & Co.	23,000	1,751,910
Beverages — 0.1%
Coca-Cola Consolidated, Inc.	741	966,479
Biotechnology — 0.9%
Alkermes PLC(1)	63,607	1,845,875
Exelixis, Inc.(1)	154,344	5,627,382
Gilead Sciences, Inc.	9,788	906,173
Halozyme Therapeutics, Inc.(1)	16,709	805,374
United Therapeutics Corp.(1)	2,334	864,724
		10,049,528
Broadline Retail — 3.0%
Amazon.com, Inc.(1)	146,174	30,388,113
Dillard's, Inc., Class A(2)	4,164	1,845,152
		32,233,265
Building Products — 0.7%
A.O. Smith Corp.	12,350	919,952
AAON, Inc.	12,572	1,714,066
Carlisle Cos., Inc.	2,000	913,400
Lennox International, Inc.	2,710	1,807,922
Trane Technologies PLC	4,082	1,699,010
		7,054,350
Capital Markets — 1.4%
Charles Schwab Corp.	20,881	1,728,112
Evercore, Inc., Class A	3,009	926,471
Interactive Brokers Group, Inc., Class A	9,412	1,798,539
Morningstar, Inc.	4,881	1,728,606
SEI Investments Co.	91,244	7,539,492
T. Rowe Price Group, Inc.	7,526	932,020
		14,653,240
Chemicals — 0.5%
Cabot Corp.	8,257	905,132
Ecolab, Inc.	6,667	1,658,550
NewMarket Corp.	1,655	883,042
Sherwin-Williams Co.	4,310	1,712,794
		5,159,518
Commercial Services and Supplies — 0.2%
Cintas Corp.	7,714	1,741,744
Veralto Corp.	8,744	946,013
		2,687,757
Communications Equipment — 1.7%
Arista Networks, Inc.(1)	45,721	18,554,496

Construction and Engineering — 2.2%
Comfort Systems USA, Inc.	15,242	7,518,421
EMCOR Group, Inc.	24,758	12,629,551
Quanta Services, Inc.	5,170	1,781,168
Valmont Industries, Inc.	4,924	1,712,863
		23,642,003
Consumer Finance — 0.2%
American Express Co.	5,808	1,769,582
Consumer Staples Distribution & Retail — 4.2%
Costco Wholesale Corp.	1,933	1,878,644
Maplebear, Inc.(1)	60,006	2,620,462
Sprouts Farmers Market, Inc.(1)	70,776	10,933,477
Target Corp.	5,875	777,321
U.S. Foods Holding Corp.(1)	25,378	1,770,623
Walmart, Inc.	288,196	26,658,130
		44,638,657
Containers and Packaging — 0.2%
AptarGroup, Inc.	9,617	1,663,356
Diversified Consumer Services — 0.8%
Duolingo, Inc.(1)	20,764	7,231,478
H&R Block, Inc.	15,245	903,724
		8,135,202
Electric Utilities — 0.8%
Constellation Energy Corp.	24,769	6,354,735
NRG Energy, Inc.	25,584	2,599,590
		8,954,325
Electrical Equipment — 1.1%
Acuity Brands, Inc.	16,411	5,262,844
Eaton Corp. PLC	4,627	1,737,068
GE Vernova, Inc.(1)	5,135	1,715,706
NEXTracker, Inc., Class A(1)	22,676	865,316
Vertiv Holdings Co., Class A	13,835	1,765,346
		11,346,280
Electronic Equipment, Instruments and Components — 0.6%
Amphenol Corp., Class A	23,079	1,676,689
Badger Meter, Inc.	7,623	1,652,819
Fabrinet(1)	6,645	1,558,784
Insight Enterprises, Inc.(1)	5,907	924,150
Jabil, Inc.	6,986	948,909
		6,761,351
Energy Equipment and Services — 0.2%
Weatherford International PLC	32,117	2,643,229
Entertainment — 3.7%
Netflix, Inc.(1)	43,075	38,199,341
Walt Disney Co.	15,345	1,802,577
		40,001,918
Financial Services — 4.2%
Fiserv, Inc.(1)	7,941	1,754,643
Mastercard, Inc., Class A	55,676	29,671,967
Toast, Inc., Class A(1)	248,927	10,838,282
Visa, Inc., Class A	8,357	2,633,124
		44,898,016
Food Products — 0.1%
Ingredion, Inc.	6,043	890,376
Ground Transportation — 2.4%
Uber Technologies, Inc.(1)	360,594	25,948,344

Health Care Equipment and Supplies — 4.4%
Boston Scientific Corp.(1)	267,638	24,264,061
Dexcom, Inc.(1)	22,421	1,748,614
Inspire Medical Systems, Inc.(1)	9,682	1,866,302
Insulet Corp.(1)	41,922	11,183,951
Intuitive Surgical, Inc.(1)	3,113	1,687,246
Merit Medical Systems, Inc.(1)	16,546	1,719,129
Penumbra, Inc.(1)	7,170	1,750,341
ResMed, Inc.	11,130	2,771,593
		46,991,237
Health Care Providers and Services — 0.2%
Tenet Healthcare Corp.(1)	15,838	2,259,766
Hotels, Restaurants and Leisure — 6.2%
Airbnb, Inc., Class A(1)	6,700	911,937
Booking Holdings, Inc.	7,255	37,740,365
Cava Group, Inc.(1)	12,104	1,705,454
Chipotle Mexican Grill, Inc.(1)	27,949	1,719,422
DoorDash, Inc., Class A(1)	107,036	19,317,857
Expedia Group, Inc.(1)	4,946	913,131
Texas Roadhouse, Inc.	12,951	2,658,452
Wingstop, Inc.	5,064	1,664,891
		66,631,509
Household Durables — 0.2%
Garmin Ltd.	7,922	1,684,217
Household Products — 0.5%
Colgate-Palmolive Co.	9,858	952,578
Kimberly-Clark Corp.	25,236	3,516,637
Procter & Gamble Co.	5,396	967,287
		5,436,502
Independent Power and Renewable Electricity Producers — 0.2%
Vistra Corp.	12,093	1,932,945
Insurance — 2.4%
Progressive Corp.	94,539	25,419,646
Interactive Media and Services — 5.2%
Alphabet, Inc., Class A	141,696	23,939,539
Match Group, Inc.(1)	28,842	944,287
Meta Platforms, Inc., Class A	53,560	30,760,580
		55,644,406
IT Services — 2.3%
Accenture PLC, Class A	2,490	902,301
Cloudflare, Inc., Class A(1)	18,214	1,818,304
EPAM Systems, Inc.(1)	3,681	897,869
Gartner, Inc.(1)	3,117	1,614,388
Globant SA(1)	11,259	2,564,350
GoDaddy, Inc., Class A(1)	4,865	961,178
International Business Machines Corp.	57,397	13,052,652
Twilio, Inc., Class A(1)	17,239	1,802,165
VeriSign, Inc.(1)	4,890	915,310
		24,528,517
Leisure Products — 0.1%
Mattel, Inc.(1)	46,976	893,484
Life Sciences Tools and Services — 0.1%
Medpace Holdings, Inc.(1)	2,692	916,976

Machinery — 2.1%
Allison Transmission Holdings, Inc.	7,662	907,947
Caterpillar, Inc.	13,450	5,462,180
Crane Co.	9,628	1,753,066
Donaldson Co., Inc.	11,729	915,449
Federal Signal Corp.	18,457	1,797,896
Flowserve Corp.	43,522	2,655,712
ITT, Inc.	11,040	1,723,565
Lincoln Electric Holdings, Inc.	4,344	949,077
Mueller Industries, Inc.	10,001	807,781
Snap-on, Inc.	2,520	931,619
SPX Technologies, Inc.(1)	10,246	1,807,804
Watts Water Technologies, Inc., Class A	4,281	923,797
Westinghouse Air Brake Technologies Corp.	8,512	1,707,677
		22,343,570
Media — 0.5%
Comcast Corp., Class A	20,736	895,588
New York Times Co., Class A	47,512	2,578,001
Trade Desk, Inc., Class A(1)	13,302	1,709,972
		5,183,561
Metals and Mining — 0.2%
Carpenter Technology Corp.	9,735	1,888,979
Oil, Gas and Consumable Fuels — 1.5%
APA Corp.	39,895	903,622
Chevron Corp.	10,349	1,675,814
ConocoPhillips	22,813	2,471,560
Targa Resources Corp.	33,758	6,896,759
Texas Pacific Land Corp.	1,892	3,027,370
Valero Energy Corp.	6,270	872,032
		15,847,157
Paper and Forest Products — 0.2%
Louisiana-Pacific Corp.	22,910	2,707,962
Personal Care Products — 0.2%
BellRing Brands, Inc.(1)	23,105	1,812,818
Pharmaceuticals — 1.5%
Bristol-Myers Squibb Co.	15,412	912,699
Johnson & Johnson	5,937	920,294
Merck & Co., Inc.	128,332	13,043,665
Zoetis, Inc.	5,024	880,456
		15,757,114
Professional Services — 1.1%
Automatic Data Processing, Inc.	5,544	1,701,620
Booz Allen Hamilton Holding Corp.	57,498	8,520,054
Genpact Ltd.	19,991	922,784
Paycom Software, Inc.	4,012	930,463
		12,074,921
Real Estate Management and Development — 1.1%
CBRE Group, Inc., Class A(1)	22,689	3,176,233
Jones Lang LaSalle, Inc.(1)	31,635	8,876,781
		12,053,014
Semiconductors and Semiconductor Equipment — 4.1%
Applied Materials, Inc.	38,779	6,775,079
Broadcom, Inc.	9,827	1,592,760
Cirrus Logic, Inc.(1)	17,766	1,855,659
KLA Corp.	1,397	903,901

Lam Research Corp.	12,055	890,624
MACOM Technology Solutions Holdings, Inc.(1)	13,209	1,754,419
Monolithic Power Systems, Inc.	2,903	1,647,859
NVIDIA Corp.	140,424	19,413,618
QUALCOMM, Inc.	54,987	8,717,089
		43,551,008
Software — 26.3%
Adobe, Inc.(1)	23,579	12,165,113
AppLovin Corp., Class A(1)	72,440	24,394,170
Atlassian Corp., Class A(1)	10,304	2,715,928
Autodesk, Inc.(1)	2,940	858,186
Crowdstrike Holdings, Inc., Class A(1)	4,862	1,682,106
Datadog, Inc., Class A(1)	127,402	19,460,655
DocuSign, Inc.(1)	115,215	9,181,483
Dropbox, Inc., Class A(1)	195,510	5,407,807
Dynatrace, Inc.(1)	47,820	2,687,006
Fair Isaac Corp.(1)	1,108	2,631,533
Fortinet, Inc.(1)	218,173	20,737,344
Gitlab, Inc., Class A(1)	27,382	1,745,603
Guidewire Software, Inc.(1)	8,575	1,739,782
HubSpot, Inc.(1)	19,238	13,871,560
Manhattan Associates, Inc.(1)	52,118	14,876,562
Microsoft Corp.	26,739	11,322,897
Nutanix, Inc., Class A(1)	144,947	9,462,140
Oracle Corp.	4,820	890,929
Palantir Technologies, Inc., Class A(1)	252,094	16,910,466
Palo Alto Networks, Inc.(1)	78,381	30,397,719
Pegasystems, Inc.	39,318	3,734,030
Procore Technologies, Inc.(1)	23,382	1,898,618
Qualys, Inc.(1)	23,279	3,575,654
Salesforce, Inc.	77,675	25,631,973
ServiceNow, Inc.(1)	24,774	25,998,827
Smartsheet, Inc., Class A(1)	51,574	2,885,565
SPS Commerce, Inc.(1)	14,332	2,767,079
Tenable Holdings, Inc.(1)	39,945	1,676,891
UiPath, Inc., Class A(1)	71,331	1,013,614
Workday, Inc., Class A(1)	31,342	7,835,187
Zoom Communications, Inc., Class A(1)	10,911	902,231
		281,058,658
Specialized REITs — 0.2%
SBA Communications Corp.	7,664	1,733,980
Specialty Retail — 4.4%
Abercrombie & Fitch Co., Class A(1)	24,050	3,600,044
Carvana Co.(1)	6,963	1,813,304
Dick's Sporting Goods, Inc.	4,536	940,041
Gap, Inc.	66,451	1,611,437
Home Depot, Inc.	2,222	953,527
Lowe's Cos., Inc.	3,335	908,554
TJX Cos., Inc.	273,256	34,345,547
Williams-Sonoma, Inc.	15,453	2,658,225
		46,830,679
Technology Hardware, Storage and Peripherals — 0.9%
Apple, Inc.	40,455	9,601,185

Textiles, Apparel and Luxury Goods — 1.1%
Columbia Sportswear Co.(2)	10,944	954,755
Deckers Outdoor Corp.(1)	14,565	2,854,157
Lululemon Athletica, Inc.(1)	2,729	875,081
PVH Corp.	8,658	938,267
Ralph Lauren Corp.	27,654	6,399,136
		12,021,396
Trading Companies and Distributors — 0.3%
Applied Industrial Technologies, Inc.	3,328	914,268
MSC Industrial Direct Co., Inc., Class A	10,551	906,120
WW Grainger, Inc.	766	923,291
		2,743,679
Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.	7,363	1,818,219
TOTAL COMMON STOCKS (Cost $889,521,733)		1,062,353,583
RIGHTS — 0.0%
Health Care Equipment and Supplies — 0.0%
ABIOMED, Inc.(1) (Cost $2,638)	2,586	2,638
SHORT-TERM INVESTMENTS — 0.5%
Money Market Funds — 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class	4,178,044	4,178,044
State Street Navigator Securities Lending Government Money Market Portfolio(3)	1,705,013	1,705,013
TOTAL SHORT-TERM INVESTMENTS (Cost $5,883,057)		5,883,057
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $895,407,428)		1,068,239,278
OTHER ASSETS AND LIABILITIES — (0.1)%		(1,300,383)
TOTAL NET ASSETS — 100.0%		$1,066,938,895

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,671,477. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $1,705,013.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.